LOSS PER SHARE (Narrative) (Details) - 2022 Plan [Member]	12 Months Ended
Dec. 31, 2022 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Restricted units granted, shares	1,040,000
Number of option granted	100,000